Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2024
Summary of Significant Accounting Policies
Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the rules and regulations of the Securities Exchange Commission (“SEC”).

Principal of consolidation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”). The consolidated financial statements include the financial statements of Tantech BVI and its subsidiaries (collectively, the “Company”). All significant inter-company balances and transactions are eliminated upon consolidation.

Non-controlling interest

Non-controlling interest represents 30% of the equity interest in Shangchi Automobile and its subsidiary Shenzhen Yimao owned by Zhangjiagang Jinke Chuangtou Co., Ltd., which is not under the Company’s control.

Reclassifications	Certain prior period balances have been reclassified to conform to the current period presentation in the consolidated financial statements and the accompanying notes.
Use of estimates

In preparing the consolidated financial statements in conformity with US GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the dates of the consolidated financial statements, as well as the reported amounts of revenues and expenses during the reporting year. Significant accounting estimates required to be made by management include, but are not limited to provision for credit losses, contingent liabilities, income taxes, inventory valuation, warrants, useful lives of property and equipment, and impairment of long-term investments.

Discontinued operations

A component of a reporting entity or a group of components of a reporting entity that are disposed or meet the criteria to be classified as held for sale, such as the management, having the authority to approve the action, commits to a plan to sell the disposal group, should be reported in discontinued operations if the disposal represents a strategic shift that has (or will have) a major effect on an entity’s operations and financial results. Classification as a discontinued operation occurs upon disposal or when the operation meets the criteria to be classified as held for sale, if earlier. In the period that a discontinued operation is classified as held for sale, the assets and liabilities of the discontinued operation are presents separately in asset and liability sections, respectively, of the consolidated balance sheets and prior periods are presented on a comparative basis. In the consolidated statements of operations and comprehensive (loss)/income, the results from discontinued operations are reported separately from the income and expenses from continuing operations and prior periods are presented on a comparative basis. Cash flows for discontinued operations are presented separately in the consolidated statements of cash flows. Unless otherwise noted, discussion in the Notes to consolidated financial statements refers to the Group’s continuing operations.

Fair value of financial instruments

Accounting Standards Codification ("ASC") 825-10 requires certain disclosures regarding the fair value of financial instruments. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-level fair value hierarchy prioritizes the inputs used to measure fair value. The hierarchy requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs. The three levels of inputs used to measure fair value are as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 - inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, quoted market prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable, and inputs derived from or corroborated by observable market data.

Level 3 - inputs to the valuation methodology are unobservable.

Unless otherwise disclosed, the fair value of the Group’s financial instruments including cash equivalents, derivative financial instruments, and non-marketable equity securities.

Assets and liabilities measured or disclosed at fair value on a recurring basis

The following tables represent the fair value hierarchy of the Group’s financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2024 and 2023:

	As of December 31, 2024
	Fair Value Measurement at the Reporting Date using
	Quoted price in active markets for identical assets Level 1	Significant other observable inputs Level 2	Significant unobservable inputs Level 3	Total
Financial liabilities:
Convertible note (i)	$-	$-	$198,000	$198,000
Warrant liabilities (ii)	-	-	2,000,000	2,000,000
Total	$-	$-	$2,198,000	$2,198,000
	As of December 31, 2023
	Fair Value Measurement at the Reporting Date using
	Quoted price in active markets for identical assets Level 1	Significant other observable inputs Level 2	Significant unobservable inputs Level 3	Total
Financial liabilities:
Convertible note (i)	$-	$-	$1,727,694	$1,727,694
Total	$-	$-	$1,727,694	$1,727,694

(i)

The Group has elected to recognize the convertible note at fair value; therefore, there was no further evaluation of embedded features for bifurcation. The Group engaged a third-party valuation firm to perform the valuation of the convertible note. The fair value of the convertible note was calculated using the Scenario-based Discounted Cash Flows with Monte Carlo Simulation Model (the "Monte Carlo Model”). The following is a reconciliation of the beginning and ending balances for the convertible note measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2024 and 2023:

	Years ended December 31,
	2024	2023
Opening balance	$1,727,694	$-
New convertible note issued	-	1,999,990
Change in fair value of convertible note	504,006	165,704
Forbearance and other fee	610,227	-
Gain on debt extinguishment	(298,213)	-
Conversion of convertible notes	(2,060,000)	(438,000)
Cash repaid	(285,714)	-
Ending balance	$198,000	$1,727,694

(ii)

The freestanding warrants issued in connection with the April 2024 Private Placement were determined to be derivatives that were accounted for as warrant liabilities measured at fair value on recurring basis (Note 17). The Group engaged a third-party valuation firm to perform the valuation of warrant liabilities using the Monte Carlo Model with significant unobservable inputs to measure the fair value of the warrant liability (Level 3). The following is a reconciliation of the beginning and ending balances for warrants liabilities measured at fair value for the years ended December 31, 2024:

Year ended December 31,
2024
Opening balance	$-
Warrants issued in connection with the April 2024 Private Placement	1,358,374
Change in fair value	3,767,626
Reclassification of warrant liability to equity upon exercise of warrants	(3,126,000)
Ending balance	$2,000,000

Cash and cash equivalents

For purposes of the statements of cash flows, the Group considers all highly liquid instruments purchased with an original maturity of three months or less and money market accounts to be cash equivalents. All cash balances in bank accounts in the PRC are not insured by the Federal Deposit Insurance Corporation or other U.S. programs. The Group maintains most of its bank accounts in mainland China. Cash balances in bank accounts in mainland China are insured by the People’s Bank of China Financial Stability Department (“FSD”), subject to a RMB500,000 deposit insurance limit for a legal entity’s aggregated balance at each bank. As of December 31, 2024 and 2023, the Group has approximately $35.0 million and $29.1 million, respectively, of cash in banks, most held in the banks located in the mainland of China. Cash and cash equivalents are stated at cost, which approximates fair value because the short-term maturity of those instruments.

Accounts receivable, net

Accounts receivable is presented at invoiced amount net of an allowance for credit losses. The Group generally grants customers a credit term of 90 days. The Group usually determines the adequacy of reserves for credit losses based on historical collection trends. In June 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2016-13, “Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments,” which requires the Group to measure and recognize expected credit losses for financial assets held and not accounted for at fair value through net income. The Group adopted this guidance effective January 1, 2023. The provision is recorded against accounts receivables balances, with a corresponding charge recorded in the consolidated statements of operations and comprehensive income. Delinquent account balances are written-off against the allowance for credit losses after management has determined that the likelihood of collection is not probable.

Financing receivable, net

Financing receivables represent receivables arising from the Group’s factoring business. Financing receivables are measured at amortized cost and reported on the consolidated balance sheets based on the outstanding principal adjusted for any write-off and the allowance. Amortized cost of a financing receivables is equal to the unpaid principal balance plus interest receivable. The Group recognizes financial interest income over the terms of the financing receivables using the effective interest rate method.

Inventory, net

The Group values its inventory at the lower of cost or net realizable value. Cost is computed using the weighted average cost method. The Group reviews its inventory periodically to determine if any markdown is necessary for potential obsolescence or if a write-down is necessary if the carrying value exceeds net realizable value.

Advances to suppliers, net

In order to ensure a steady supply of raw materials, the Group is required from time to time to make cash advances when placing its purchase orders. The Group reviews its advances to suppliers on a periodic basis and makes general and specific allowances when there is doubt as to the ability of a supplier to refund an advance or provide supplies to the Group.

Property, plant and equipment, net

Property, plant and equipment are stated at cost less accumulated depreciation. The cost of an asset comprises its purchase price and costs necessarily incurred to bring it to the condition and location for its intended use.

Depreciation is computed on a straight-line basis over the estimated useful lives of the respective assets, as follows:

Machinery and production equipment	10 years
Transportation equipment	5 years
Office equipment	5 years
Electronic equipment	3 years

Upon retirement or disposition of property, plant, and equipment, the cost and related accumulated depreciation are eliminated, and any resulting gain or loss is recorded in earnings. Repairs and maintenance costs are normally charged to earnings in the year in which they are incurred. In situations where it can be clearly demonstrated that the expenditure has resulted in an increase in the future economic benefits expected to be obtained from the use of the asset, the expenditure is capitalized as an additional cost of the asset.

Intangible assets, net

Intangible assets are acquired individually or as part of a group of assets, and are initially recorded at cost. The cost of a group of assets acquired in a transaction is allocated to the individual assets based on their relative fair values. Intangible assets are carried at cost less accumulated amortization and any recorded impairment. Intangible assets with finite useful lives are amortized using a straight-line method over the period of estimated useful life. The estimated useful lives of the Group’s intangible assets are as follows:

Estimated Useful Life
Software	2 years
Patents	10 years

The Group evaluates intangible assets for impairment whenever events or changes in circumstances indicate that the assets might be impaired.

Long term investments

For equity investment in which the Group does not have significant influence over the investee or the underlying shares the Group invested in are not considered in-substance common stock and have no readily determinable fair value, the cost method accounting is applied.

The equity investee lacks a readily determinable fair value and does not qualify for the practical expedient to estimate fair value. Accordingly, the Group elected to measures such investment at cost minus impairment adjusted by observable price changes in orderly transactions for the identical or a similar investment of the same issuer as of the date that the observable transaction occurred, and subsequently record any dividends received from the net accumulated earnings of the investee as income. Dividends received in excess of earnings are considered a return of investment and are recorded as reductions in the cost of the investments.

Investment in equity investees are evaluated for impairment when facts or circumstances indicate that the fair value of the investment is less than its carrying value. An impairment is recognized when a decline in fair value is determined to be other-than-temporary. The Group reviews several factors to determine whether a loss is other-than-temporary. These factors include, but are not limited to, the: (i) nature of the investment; (ii) cause and duration of the impairment; (iii) extent to which fair value is less than cost; (iv) financial condition and near term prospects of the investments; and (v) ability to hold the security for a period of time sufficient to allow for any anticipated recovery in fair value.

Impairment of long-lived assets

The Group evaluates its long-lived assets for impairment whenever events or changes in circumstances, such as a significant adverse change to market conditions that will impact the future use of the assets, indicate that the carrying amount of an asset may not be fully recoverable. When these events occur, the Group evaluates the recoverability of long-lived assets by comparing the carrying amount of the assets to the future undiscounted cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amount of the assets, the Group recognizes an impairment loss based on the excess of the carrying amount of the assets over their fair value. Fair value is generally determined by discounting the cash flows expected to be generated by the assets, when the market prices are not readily available.

Customer deposits	Customer deposits represent amounts received from customers in advance of shipments relating to the sales of the Group’s products.
Loan payable to third parties	Loan payable to third parties represent amounts the Group borrowed from third parties to obtain working capital.
Leases

The Group determines if an arrangement is or contains a lease at inception or modification of the arrangement. An arrangement is or contains a lease if there are identified assets and the right to control the use of an identified asset is conveyed for a period in exchange for consideration. Control over the use of the identified assets means the lessee has both the right to obtain substantially all of the economic benefits from the use of the asset and the right to direct the use of the asset. The Group recognizes right-of-use assets and operating lease liabilities for lessee operating leases other than those with a term of 12 months or less as the Group has elected to apply the short-term lease recognition exemption. Right-of-use assets represent the right to use an underlying asset for the lease term and lease liabilities represent an obligation to make lease payments over the lease term.

Operating lease right-of-use assets and lease liabilities are measured at the lease commencement date based on the present value of the remaining lease payments over the lease term, discounted using the Group’s incremental borrowing rate, which approximates the interest rate at which the Group could borrow on a collateralized basis with similar terms and payments and in similar economic environments. Operating lease right-of-use assets also include initial direct costs incurred and prepaid lease payments, minus any lease incentives. Lease terms include options to extend or terminate the lease when it is reasonably certain that the option will be exercised. All lease and non-lease components, principally common area maintenance costs, are combined in determining operating lease right-of-use assets and lease liabilities. For operating leases, lease expense is recognized on a straight-line basis over the lease term.

Revenue recognition

Revenue is recognized when control of promised goods or services is transferred to the Group’s customers, and the collectability of an amount that the Group expects in exchange for those goods or services is probable. The Group’s revenues from continuing operations are primarily derived from the following sources:

Sales of products: The Group recognizes sales revenues, net of sales taxes and estimated sales returns, at the time the product is picked up by the customer or delivered to the customer and control is transferred (point of sale).

Revenue is reported net of all value-added taxes. The Group does not routinely permit customers to return products and historically, customer returns have been immaterial.

The Group provides standard rebates to certain long-term cooperative customers who can reach the minimum threshold to be eligible for the rebate. The Group determined that the sales rebate is stated clearly as the Group’s policy and the consideration can be reasonably estimated based on the stated terms. The rebate payment is not considered to be a distinct good or service received from the customer, therefore, it is recorded as a reduction of the related revenue.

Cost of revenues

Cost of revenues includes cost of raw materials purchased, inbound freight cost, cost of direct labor, depreciation expense and other overhead. Write-down of inventory for lower of cost or net realizable value adjustments is also recorded in cost of revenues.

Shipping and handling	Shipping and handling costs are expensed as incurred and included in selling expenses.
Foreign currency translation

The assets and liabilities of foreign subsidiaries that use the local currency as their functional currency are translated to U.S. dollars based on the current exchange rate prevailing at each balance sheet date and any resulting translation adjustments are included in accumulated other comprehensive loss. The assets and liabilities of foreign subsidiaries whose local currency is not their functional currency are remeasured from their local currency to their functional currency and then translated to U.S. dollars. Revenues and expenses are translated into U.S. dollars using the average exchange rates prevailing for each period presented. The USD effects that arise from changing translation rates are recorded in foreign currency translation adjustments on the Consolidated Statements of Comprehensive Income.

The following table outlines the currency exchange rates that were used in creating the consolidated financial statements in this report:

	December 31, 2024		December 31, 2023		December 31, 2022
US$: RMB exchange rate	Period End	$7.2993	Period End	$7.0999	Period End	$6.8972
	Average	$7.1957	Average	$7.0809	Average	$6.7290

Comprehensive income (loss)

Comprehensive income (loss) consists of two components, net income (loss) and other comprehensive income (loss). Other comprehensive income (loss) refers to revenues, expenses, gains and losses that under GAAP are recorded as an element of stockholders’ equity but are excluded from net income (loss). Other comprehensive income (loss) consists of foreign currency translation adjustment from those subsidiaries not using the U.S. dollar as their functional currency.

Income taxes

The Group’s subsidiaries in China are subject to the income tax laws of the PRC. No taxable income was generated outside the PRC as of December 31, 2024. The Group accounts for income taxes in accordance with ASC 740, “Income Taxes”. ASC 740 requires an asset and liability approach for financial accounting and reporting for income taxes and allows recognition and measurement of deferred tax assets based upon the likelihood of realization of tax benefits in future years. Under the asset and liability approach, deferred taxes are provided for the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. A valuation allowance is provided for deferred tax assets if it is more likely than not these items will either expire before the Company is able to realize their benefits, or future deductibility is uncertain.

ASC 740‑10‑25 prescribes a more-likely-than-not threshold for financial statement recognition and measurement of a tax position taken (or expected to be taken) in a tax return. It also provides guidance on the recognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, years open for tax examination, accounting for income taxes in interim periods and income tax disclosures. The statute of limitation on the PRC tax authority’s audit or examination of previously filed tax returns expires three years from the date they were filed. There were no material uncertain tax positions as of December 31, 2024 and 2023.

Value-added tax ("VAT")

The Group is subject to VAT for selling merchandise. The applicable VAT rate ranges up to 13%. The amount of VAT liability is determined by applying the applicable tax rate to the invoiced amount of goods sold (output VAT) less VAT paid on purchases made with the relevant supporting invoices (input VAT). Under the commercial practice of the PRC, the Group pays VAT based on tax invoices issued. The tax invoices may be issued subsequent to the date on which revenue is recognized, and there may be a considerable delay between the date on which the revenue is recognized and the date on which the tax invoice is issued. In the event the PRC tax authorities dispute the date on which revenue is recognized for tax purposes, the PRC tax office has the right to assess a penalty based on the amount of taxes which is determined to be late or deficient, with any penalty being expensed in the period when a determination is made by the tax authorities that a penalty is due. During the reporting periods, the Group had no dispute with PRC tax authorities and there was no tax penalty incurred. The VAT balance is recorded either in other current liabilities or other current receivables on the consolidated balance sheets.

Warrants

The Group accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance in ASC 480 “Distinguishing Liabilities from Equity” (“ASC 480”) and ASC 815, Derivatives and Hedging (“ASC 815”). The assessment considers whether the warrants are freestanding financial instruments pursuant to ASC 480, whether they meet the definition of a liability pursuant to ASC 480, and whether the warrants meet all of the requirements for equity classification under ASC 815, including whether the warrants are indexed to the Company’s own common stock and whether the warrant holders could potentially require “net cash settlement” in a circumstance outside of the Company’s control, among other conditions for equity classification. This assessment, which requires the use of professional judgment, is conducted at the time of warrant issuance and as of each subsequent annual period end date while the warrants are outstanding.

For issued or modified warrants that meet all of the criteria for equity classification, the warrants are required to be recorded as a component of equity at the time of issuance. For issued or modified warrants that do not meet all the criteria for equity classification, the warrants are required to be recorded as liabilities at their initial fair value on the date of issuance, and each balance sheet date thereafter. Changes in the estimated fair value of the warrants are recognized as a non-cash gain or loss on the statements of operations.

Earnings (loss) per share ("EPS")

Earnings (loss) per common share are calculated in accordance with ASC 260, "Earnings Per Share". Basic earnings (loss) per common share are computed by dividing the net income (loss) attributable to shareholders of the Company by the weighted average number of common shares outstanding during the year. Diluted earnings (loss) per share are computed using the weighted average number of common shares and potential common shares outstanding during the period. Potential common shares include common shares issuable upon the exercise of outstanding share options by using the treasury stock method and common shares issuable upon the conversion of convertible instruments using the if-converted method. Potential common shares are not included in the denominator of the diluted net /earnings (loss) per share calculation when inclusion of such shares would be anti-dilutive.

Risks and uncertainties

Financial instruments that potentially subject the Group to significant concentrations of credit risk consist primarily of cash. As of December 31, 2024 and 2023, approximately $35.0 million and $29.1 million were deposited with financial institutions located in the PRC, respectively, where there is a RMB500,000 deposit insurance limit for a legal entity’s aggregated balance at each bank. As a result, the amounts not covered by deposit insurance were approximately $34.9 million and $28.9 million as of December 31, 2024 and 2023, respectively. The Group has not experienced any losses on such accounts. A significant portion of the Group’s sales are credit sales which are primarily to customers whose ability to pay is dependent upon the industry economics prevailing in these areas. The Group also engages in factoring business to earn interest income. The Group performs ongoing credit evaluations of its customers to reduce credit risk.

The operations of the Group are located in the PRC. Accordingly, the Group’s business, financial condition, and results of operations may be influenced by the political, economic, and legal environments in the PRC in addition to the general state of the PRC economy. The Group’s operating results may be adversely affected by changes in the political and social conditions in the PRC and by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion and remittance abroad, and rates and methods of taxation, among other things.

The Group’s sales, purchases and expense transactions are denominated in RMB, and primarily all of the Group’s assets and liabilities are also denominated in RMB. The RMB is not freely convertible into foreign currencies under the current law. In China, foreign exchange transactions are required by law to be transacted only by authorized financial institutions at exchange rates set by the People’s Bank of China, the central bank of China. Remittances in currencies other than RMB may require certain supporting documentation in order to affect the remittance.

The Group does not carry any business interruption insurance, products liability insurance or any other insurance policy except for a limited property insurance policy. As a result, the Group may incur uninsured losses, increasing the possibility that investors would lose their entire investment in the Group.

The Group had certain customers whose revenue individually represented 10% or more of the Group’s total revenues, or whose accounts receivable balances individually represented 10% or more of the Group’s total accounts receivable, as follows:

For the year ended December 31, 2024, three major customers accounted for approximately 27%, 25% and 18% of the Group’s total sales, respectively. For the year ended December 31, 2023, three major customers accounted for approximately 26%, 24% and 24% of the Group’s total sales, respectively. For the year ended December 31, 2022, three major customers accounted for approximately 26%, 22% and 18% of the Group’s total sales, respectively.

As of December 31, 2024, three customers accounted for approximately 34%, 28% and 20% of the Group’s accounts receivable balance.

As of December 31, 2023, three customers accounted for approximately 30%, 28% and 28% of the Group’s accounts receivable balance.

The Group also had certain major suppliers whose purchases individually represented 10% or more of the Group’s total purchases. For the year ended December 31, 2024, two major suppliers accounted for approximately 44%, and 12% of the Group’s total purchases, respectively. For the year ended December 31, 2023, three major suppliers accounted for approximately 42%, 18%, and 10% of the Group’s total purchases, respectively. For the year ended December 31, 2022, four major suppliers accounted for approximately 33%, 28%, 12% and 10% of the Group’s total purchases, respectively.

Recent accounting pronouncements

The Group considers the applicability and impact of all accounting standards updates (“ASUs”). Management periodically reviews new accounting standards that are issued.

In December 2023, the FASB issued ASU No. 2023-09, “Income Tax (Topic 740): Improvements to Income Tax Disclosures” (“ASU 2023-09”). The ASU requires disaggregated information about a reporting entity’s effective tax rate reconciliation as well as additional information on income taxes paid. The ASU is effective on a prospective basis for annual periods beginning after December 15, 2025. Early adoption is also permitted for annual financial statements that have not yet been issued or made available for issuance. Once adopted, this ASU will result in additional disclosures. The Group is currently assessing the potential impact of the rule on our disclosures.

In November 2023, the FASB issued ASU No. 2023-07, “Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures” (“ASU 2023-07”). This ASU updates reportable segment disclosure requirements by requiring disclosures of significant reportable segment expenses that are regularly provided to the Chief Operating Decision Maker (“CODM”) and included within each reported measure of a segment’s profit or loss. This ASU also requires disclosure of the title and position of the individual identified as the CODM and an explanation of how the CODM uses the reported measures of a segment’s profit or loss in assessing segment performance and deciding how to allocate resources. The ASU is effective for annual periods beginning after December 15, 2024 and interim periods within fiscal years beginning after December 15, 2024. Early adoption is also permitted. This ASU will result in additional required disclosures when adopted, where applicable. The Group is currently assessing the potential impact of the rule on our disclosures.

In March 2024, the FASB issued ASU No. 2024-01, “Compensation—Stock Compensation (Topic 718): Scope Application of Profits Interest and Similar Awards” (“ASU 2024-01”), which intends to improve clarity and operability without changing the existing guidance. ASU 2024-01 provides an illustrative example intended to demonstrate how entities that account for profits interest and similar awards would determine whether a profits interest award should be accounted for in accordance with Topic 718. Entities can apply the guidance either retrospectively to all prior periods presented in the financial statements or prospectively to profits interest and similar awards granted or modified on or after the date of adoption. ASU 2024-01 is effective for annual periods beginning after December 15, 2024, and interim periods within those annual periods. Early adoption is permitted for both interim and annual financial statements that have not yet been issued or made available for issuance. The Group is currently evaluating the potential impact of adopting this guidance on Financial Statements.

In March 2024, the FASB issued ASU No. 2024-02, “Codification Improvements—Amendments to Remove References to the Concept Statements” (“ASU 2024-02”). ASU 2024-02 contains amendments to the FASB Accounting Standards Codification that remove references to various FASB Concepts Statements. In most instances, the references are extraneous and not required to understand or apply the guidance. In other instances, the references were used in prior Statements to provide guidance in certain topical areas. ASU 2024-02 is effective for fiscal years beginning after December 15, 2024. Early adoption is permitted. The Group is currently evaluating the potential impact of adopting this guidance on Financial Statements.

Except for the above-mentioned pronouncements, there are no new recently issued accounting standards that will have material impact on the consolidated financial statements.